TAXES (Reconcilation of Amounts of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
Balance of unrecognized tax benefits as of January 1,	$ 153	$ 40
Increases for positions taken in prior years		115
Decreases for positions taken in prior years
Changes due to currency translations		(2)
Balance of unrecognized tax benefits as of December 31,	$ 153	$ 153